SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF COMPUTATION OF DILUTED NET LOSS EXCLUDED FROM ANTI DILUTIVE

For the three months ended March 31, 2025, and 2024, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	March 31	March 31
	2025	2024
	Shares	Shares
Convertible notes	352,465	371,816

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table summarizes fair value measurements by level as of March 31, 2025, and December 31, 2024, measured at fair value on a recurring basis:

March 31, 2025	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$631,305	$631,305

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$319,337	$317,337